Taxes - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 1,039,854	$ 1,058,294
Value-added tax payable	227,111	311,956
Other taxes payable	51,272	53,674
Total taxes payable	$ 1,318,237	$ 1,423,924